ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 1,218	$ 1,218	$ 397
Deposit from customers	485	485	1,404
Business tax and other taxes payable	120	120	129
Professional fees and services payable	1,276	1,276	1,843
Promotional events payables	347	347	355
Legal contingencies			10,000
Unfavorable contract - current	5,407	5,407
Others	496	496	205
Accrued expenses and other current liabilities	9,349	9,349	$ 14,333
Penalty amount paid	$ 10,000	$ 10,000